SHARE-BASED COMPENSATION - Information for Share Options (Detail)			12 Months Ended
	May 31, 2019 $ / shares	May 31, 2019 ₱ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options			$ 2,700,000	$ 5,018,000	$ 3,610,000
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options			44,000	1,195,000	2,192,000
Intrinsic value of share options exercised			$ 920,000	$ 37,239,000	$ 18,004,000
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares			$ 2.59	$ 3.09	$ 2.45
Proceeds from the exercise of share options			$ 2,798,000	$ 3,823,000	$ 2,195,000
Intrinsic value of share options exercised			$ 1,201,000	$ 3,744,000	$ 1,246,000
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value | (per share)	$ 0.08	₱ 4.23	$ 0	$ 0.07	$ 0.08
Proceeds from the exercise of share options			$ 0	$ 0	$ 173,000
Intrinsic value of share options exercised			$ 0	$ 0	$ 6